Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Schedule of fair value of assets measured on recurring basis

The following table presents the assets reported on the consolidated statements of financial condition at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2012
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	35,980	—	35,980
Mortgage-backed securities in government sponsored entities	—	69,039	—	69,039
Asset-backed securities in government sponsored entities	—	2,823	—	2,823
Obligations of states and political subdivisions	—	16,883	—	16,883
Corporate bonds	—	4,397	—	4,397

Total debt securities	100	129,122	—	129,222
Equity securities in financial institutions	69	—	—	69

Total available-for-sale securities	$169	$129,122	$—	$129,291

	December 31, 2011
Assets:
Securities available-for-sale
U.S. Treasury security	$100	$—	$—	$100
Obligations of U.S. government corporations and agencies	—	28,323	—	28,323
Mortgage-backed securities in government sponsored entities	—	76,332	—	76,332
Obligations of states and political subdivisions	—	14,880	—	14,880
Corporate bonds	—	3,330	—	3,330

Total debt securities	100	122,865	—	122,965
Equity securities in financial institutions	61	—	—	61

Total available-for-sale securities	$161	$122,865	$—	$123,026

Schedule of fair value of assets measured on nonrecurring basis

The following table presents the assets measured on a nonrecurring basis on the consolidated balance sheets at their fair value as of December 31, 2012 and December 31, 2011, by level within the fair value hierarchy.

(Dollars in thousands)	Level I	Level II	Level III	Total
	December 31, 2012
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$9,412	$9,412
Other real estate owned	—	—	25	25
Mortgage servicing rights	—	—	214	214
	December 31, 2011
Assets measured on a nonrecurring basis:
Impaired loans	$—	$—	$6,741	$6,741
Other real estate owned	—	—	10	10
Mortgage servicing rights	—	—	167	167

Schedule of quantitative information of assets measured at fair value on a nonrecurring basis

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which the Company has utilized Level 3 inputs to determine fair value:

	Quantitative Information about Level 3 Fair Value Measurements
	Fair value	Valuation	Unobservable
(Dollars in thousands)	estimate	techniques	input	Range
	December 31, 2012
Impaired loans	$7,260	Discounted cash flow	Remaining term Discount rate	4 mos to 29 yrs 7.5% to 12%
	2,152	Appraisal of collateral (1),(3)	Appraisal adjustments (2) Liquidation expense (2)	-20% to -35% -10%
Other real estate owned	25	Appraisal of collateral (1), (3)	Management discount for property type (3)	0% to -67%
Mortgage servicing rights	214	Discounted cash flow	Remaining term Discount rate	24 mos to 30 yrs 1.5%

(1)	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various inputs which are not identifiable.
(2)	Appraisals may be adjusted by management for qualitative factors such as estimated liquidation expenses. The range of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.
(3)	Includes qualitative adjustments by management and estimated liquidation expenses.